Debt (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Debt Tables
Principal maturities for notes payable
2018	-
2019	-
2020	3,600,000
Total	$3,600,000

Outstanding debt
	Issue	Maturity		Debt		Interest
	Date	Date	Principal	Discount	Balance	Payable
As of November 30, 2017:
March 2015 Loan as amended	3/4/2015	12/31/2019	$600,000	$-	$600,000	$127,901
2013 Note as amended	10/7/2013	12/31/2019	3,000,000	(1,142,495)	1,857,505	1,012,492
			$3,600,000	$(1,142,495)	$2,457,505	$1,140,393

As of August 31, 2017:
March 2015 Loan as amended	3/4/2015	12/31/2017	$600,000	$-	$600,000	$113,465
2013 Note as amended	10/7/2013	12/31/2017	3,000,000	(413,377)	2,586,623	932,912
			$3,600,000	$(413,377)	$3,186,623	$1,046,377